Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Changes in Property and Equipment
Changes in property and equipment for the years ended December 31, 2018 and 2019, are as follows:

	2018
(In millions of Korean won)	Land		Buildings and structures		Machinery and equipment		Others		Construction- in-progress		Total
Acquisition cost	￦	1,268,789	￦	3,750,861	￦	35,971,877	￦	1,920,571	￦	714,706	￦	43,626,804
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(1,738,439)		(26,911,068)		(1,413,733)		(1,113)		(30,064,485)

Beginning, net		1,268,657		2,012,422		9,060,809		506,838		713,593		13,562,319
Acquisition and capital expenditure		9,897		1,728		137,088		101,832		2,037,085		2,287,630
Disposal and termination		(3,718)		(2,640)		(113,266)		(4,336)		(582)		(124,542)
Depreciation		—		(132,353)		(2,398,782)		(159,625)		—		(2,690,760)
Impairment		—		(5,551)		(1,237)		(8,935)		(170)		(15,893)
Transfer in (out)		7,663		127,052		1,767,878		9,525		(1,911,094)		1,024
Inclusion in scope of consolidation		—		44		4,228		2,526		—		6,798
Transfer from(to) investment properties		(3,080)		5,366		—		37,077		—		39,363
Others		1,768		1,617		18,298		(6,521)		(12,844)		2,318

Ending, net	￦	1,281,187	￦	2,007,685	￦	8,475,016	￦	478,381	￦	825,988	￦	13,068,257

Acquisition cost	￦	1,281,319	￦	3,873,074	￦	36,327,007	￦	1,981,646	￦	826,583	￦	44,289,629
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(1,865,389)		(27,851,991)		(1,503,265)		(595)		(31,221,372)

	2019
(In millions of Korean won)	Land		Buildings and structures		Machinery and equipment		Others		Construction- in-progress		Total
Acquisition cost	￦	1,281,319	￦	3,873,074	￦	36,327,007	￦	1,981,646	￦	826,583	￦	44,289,629
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(1,865,389)		(27,851,991)		(1,503,265)		(595)		(31,221,372)

Beginning, net		1,281,187		2,007,685		8,475,016		478,381		825,988		13,068,257
Changes in accounting policy 1		—		(149)		(12,947)		(196,932)		—		(210,028)
Acquisition and capital expenditure		338		4,523		205,359		64,072		3,419,136		3,693,428
Disposal and termination		(1,352)		(4,213)		(76,457)		(4,109)		(1,362)		(87,493)
Depreciation		—		(134,350)		(2,278,286)		(89,940)		—		(2,502,576)
Impairment		—		(32)		(41,450)		(1,751)		(27)		(43,260)
Transfer in (out)		126,066		270,980		2,742,671		16,218		(3,217,044)		(61,109)
Transfer to investment properties		(33,254)		(8,081)		—		—		—		(41,335)
Transfer to assets held-for-sale		(89,330)		(1,121)		—		—		—		(90,451)
Others		(21,474)		26,822		79,345		1,596		(26,423)		59,866

Ending, net	￦	1,262,181	￦	2,162,064	￦	9,093,251	￦	267,535	￦	1,000,268	￦	13,785,299

Acquisition cost	￦	1,262,313	￦	4,125,229	￦	37,654,635	￦	1,612,108	￦	1,001,171	￦	45,655,456
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(1,963,165)		(28,561,384)		(1,344,573)		(903)		(31,870,157)

Summary of the Details of Property and Equipment Provided
Details of property and equipment provided as collateral as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	December 31, 2018
	Carrying amount		Secured amount		Related line item	Related amount		Secured party
Land and Buildings	￦	13,163	￦	15,113	Borrowings	￦	7,878	Standard Chartered Bank, Korea Development Bank
Others		50,278		40,252			10,063	Shinhan Bank

(In millions of Korean won)	December 31, 2019
	Carrying amount		Secured amount		Related line item	Related amount		Secured party
Land and Buildings	￦	17,097	￦	18,705	Borrowings	￦	4,347	Industrial Bank of Korea, Korea Development Bank , K Bank, Inc.
Others		45,851		41,681			3,473	Shinhan Bank